Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,083,511.38
Total Transaction Valuation	7,845,846,314.98
Total Offset Amount	0.00
Net Fee	$ 1,083,511.38
Offering Table N/A
Offset Table N/A	N/A